UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10269
                                                     ---------

                       UBS Equity Opportunity Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------


                                                                                                            REALIZED AND
                                                                                                % OF          UNREALIZED
                                                                                               MEMBERS'    GAIN/(LOSS) FROM
INVESTMENT FUND                                         COST             FAIR VALUE            CAPITAL        INVESTMENTS
-----------------------------------------            -----------        ------------          ---------    ----------------
Bonanza Partners, L.P.                               $ 8,000,000        $ 12,237,854             7.24%         $(1,989,952)
Corsair Capital Partners, L.P.                         5,000,000           7,740,151             4.58               97,894
D. Jabro Partners, L.P.                               10,000,000          13,114,702             7.76              318,250
Delta Institutional Fund, L.P.                        10,000,000           9,953,582             5.89           (1,197,863)
Eminence Partners, L.P.                                       --          20,398,720            12.07             (916,612)
Forest Hill Select Fund, L.P.                          9,400,000           9,089,437             5.38             (943,889)
Marea Partners, L.P.                                   5,000,000           4,777,019             2.83             (171,185)
MSG (Vinik) Fund                                      11,000,000          11,301,297             6.69              301,297
North Run Qualified Partners, L.P.                    10,000,000           9,661,016             5.72             (338,984)
Pennant Onshore Partners, L.P.                           522,000           4,541,326             2.69              129,991
Pennant Winward Fund, L.P.                             7,860,000          15,485,124             9.16              521,834
Pershing Square, L.P.                                  2,000,000          10,543,925             6.24              218,497
Seneca Capital, L.P.                                   4,500,000           9,957,013             5.89           (1,648,868)
SuNOVA Partners, L.P.                                         --           7,878,818             4.66             (944,006)
Wesley Capital QP, L.P.                                9,750,000          13,423,106             7.94             (676,471)
Yaupon Partners, L.P.                                  2,500,000           7,196,495             4.26              (45,250)
                                                     -----------        ------------            -----          -----------
                                                     $95,532,000        $167,299,585            99.00%         $(7,285,317)

Redeemed Investment Funds                                                                          --             (511,576)
                                                     -----------        ------------            -----          -----------
TOTAL                                                $95,532,000        $167,299,585            99.00%         $(7,796,893)
                                                     ===========        ============            =====          ===========




                                                                                                      DOLLAR AMOUNT OF FAIR
                                            INITIAL                             FIRST AVAILABLE    VALUE FOR FIRST AVAILABLE
INVESTMENT FUND                         ACQUISITION DATE          LIQUIDITY*       REDEMPTION**            REDEMPTION
------------------------------------    ---------------         --------------  ---------------    -------------------------
Bonanza Partners, L.P.                      4/1/2004              Quarterly
Corsair Capital Partners, L.P.              1/1/2005               Annually
D. Jabro Partners, L.P.                     1/1/2006               Annually
Delta Institutional Fund, L.P.              1/1/2006              Quarterly
Eminence Partners, L.P.                     3/1/2001            Semi-Annually
Forest Hill Select Fund, L.P.               12/1/2004             Quarterly
Marea Partners, L.P.                        10/1/2007           Semi-Annually
MSG (Vinik) Fund                            1/1/2008               Annually         12/31/2009             11,301,297
North Run Qualified Partners, L.P.          1/1/2008               Annually         6/30/2010               9,661,016
Pennant Onshore Partners, L.P.              1/1/2003              Quarterly
Pennant Winward Fund, L.P.                  10/1/2004             Quarterly
Pershing Square, L.P.                       1/1/2005               Annually
Seneca Capital, L.P.                        7/1/2004               Annually
SuNOVA Partners, L.P.                       3/1/2001              Quarterly
Wesley Capital QP, L.P.                     8/1/2005              Quarterly
Yaupon Partners, L.P.                       4/1/2004               Annually

Redeemed Investment Funds

TOTAL

*   Available frequency of redemptions after initial lock up period.
** If there is no date indicated, no restrictions exist for the corresponding investment fund.


The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:


        --------------------------------------------------------------------------------------------------------
        VALUATION INPUTS                             INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        LEVEL 1 - QUOTED PRICES                                 $ --                         $         --
        --------------------------------------------------------------------------------------------------------
        LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             --
        --------------------------------------------------------------------------------------------------------
        LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS           --                          167,299,585
        --------------------------------------------------------------------------------------------------------
           TOTAL                                                $ --                         $167,299,585
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                     INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF DECEMBER 31, 2007                         $ --                         $159,318,093
        --------------------------------------------------------------------------------------------------------
           ACCRUED DISCOUNTS/PREMIUMS                             --                                   --
        --------------------------------------------------------------------------------------------------------
           REALIZED GAIN/LOSS                                     --                            3,171,615
        --------------------------------------------------------------------------------------------------------
           CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)       --                          (10,968,508)
        --------------------------------------------------------------------------------------------------------
           NET PURCHASES (SALES)                                  --                           15,778,385
        --------------------------------------------------------------------------------------------------------
           TRANSFERS IN AND/OR OUT OF LEVEL 3                     --
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF MARCH 31, 2008                            $ --                         $167,299,585
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 UBS Equity Opportunity Fund, L.L.C.
                           -----------------------------------------------------

By (Signature and Title)*    /s/ Stephen Roussin
                           -----------------------------------------------------
                             Stephen Roussin, Principal Executive Officer

Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Stephen Roussin
                           -----------------------------------------------------
                             Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Robert Aufenanger
                           -----------------------------------------------------
                             Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.